Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]

5.    Cash and cash equivalents

Cash and cash equivalents include the following:

	12/31/2024	12/31/2023
Cash	35,761	52,888
Short-term investments	30,292	11,515
	66,053	64,403

In 2024 short-term investments refer to fixed income investments indexed to 98.2% p.a. of the Brazilian interbank deposit certificate (CDI) with immediate liquidity (94.78% p.a. on December 31,2023). Additionally, the Company holds short-term investments abroad (denominated in United States Dollars) with an approximate yield of 3.76% p.a. on December 31, 2024 (5.5% p.a. December 31, 2023).

Accounting policy

Cash and cash equivalents in the consolidated statement of financial position comprise cash in banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash. Transactions in currencies other than the functional currency are translated at the dates prevailing on each date the transactions occur, and the cash balances are translated at the exchange rates prevailing at the end of the reporting period.